Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments (Tables) [Abstract]
Impact of derivative instruments on the statement of operations and OCI
		Year Ended
	Location	December 31, 2012	December 31, 2011	December 31, 2010
Gain (loss) on interest rate swap recognized in OCI (effective portion)	OCI	$3,200	$3,189	$(10,307)
Gain (loss) on interest rate swaps reclassified from AOCI into income (effective portion)	Interest expense	(1,596)	1,781	(2,244)
Gain (loss) on forward exchange contracts recognized in income	Realized gain	1,921	0	0
Gain (loss) on interest rate swaps recognized in income	Realized loss	(96)	0	0
Gain (loss) on forward exchange contracts designated as net investment hedge recognized in OCI	OCI	(5,134)	0	0